SHORT-TERM NOTES PAYABLE	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Short-Term Notes Payable
Short-Term Notes Payable

During the nine months ended September 30, 2013, the Company entered into separate note purchase agreements with investors for the sale and issuance of promissory notes in the aggregate principal amount of $330,000 (the “Notes”).

The Notes bear interest at the rate of 10% per annum, and mature six months from the date of issuance.  The Notes contain customary default provisions and provide that 110% of the principal amount of the Notes shall be exchanged by the investor into securities offered in a subsequent financing consummated by the Company prior to the maturity date of the Notes.  As of September 30, 2013, $275,000 of the outstanding Notes were exchanged for 378,125 shares of Series B Preferred Stock and 503,284 warrants (see Note 3).

As of September 30, 2013, the Company has accrued $6,024 in interest on the Notes and incurred approximately $15,000 in costs related to issuing the Notes.  These costs are included in interest and other expense in the accompanying condensed consolidated statements of operations for the three and nine months ended September 30, 2013.

The Company issued three short-term convertible promissory notes in January 2011, and two short-term convertible promissory notes in February 2011 for total consideration of $195,000. The notes bear interest at 8%, were convertible into shares of common stock at $0.83 per share (234,000 shares) and the note holders were granted warrants to purchase 23,400 shares of common stock at $0.50 per share, exercisable for 5 years. All notes were due March 31, 2011, but were subsequently extended until September 30, 2011. The notes and accrued interest of $3,765 were converted into 263,424 shares of the Company’s common stock in connection with the 2011 Private Placement on May 16, 2011 (see Note 7).

In accordance with ASC Topic 470, the Company allocated the proceeds of all of the above notes to detachable warrants and convertible instruments based upon their relative fair value of the debt instrument without the warrants and the warrants themselves at the time of issuance. The fair value of the warrants was determined following the guidance of ASC Topic 718; using Black-Scholes option model (using a risk free interest rate of 2.43%, volatility of 131.11% to 151.86%, exercise price of $2.00, current market value of $0.75 per share and an expected life of 5 years) with the value allocated to the warrants reflected in Stockholders’ equity and a debt discount. Based upon the respective fair values as of the original agreement dates $7,474 of the $195,000 in total debt was allocated to discounts associated with the common stock purchase warrants. The entire discount was amortized as of September 30, 2011.

In the fourth quarter of 2010, the Company issued three 8% short-term convertible promissory notes for $125,000. The first loan, dated October 29, 2010 for $50,000 had a maturity date of December 31, 2010. The second loan, dated November 16, 2010 for $50,000 had a maturity date of January 31, 2011. The third loan, dated December 15, 2010 for $25,000 had a maturity date of January 31, 2011. The notes were convertible into shares of common stock at a price of $0.83 per share, a total of 150,000 shares. Warrants to purchase 15,000 shares of common stock at $1.33 per share, exercisable for 5 years were granted to the note holder (all three notes were issued to the same entity). These notes including accrued interest of  $4,937 were converted into 172,206 shares of common stock of the Company in connection with the Private Placement on May 16, 2011 (see Note 7).

In the third quarter of 2010, the Company issued an 8% short-term convertible promissory note for $100,000 to an investor and an additional 8% convertible promissory note for $15,000 to the same investor in exchange for expenses paid by the investor on behalf of the Company.  All loans were due December 31, 2010.  The first loan was dated July 27, 2010 for $100,000. The second loan was dated September 14, 2010 for $15,000.  The notes were convertible into shares of common stock at a price of $0.83 per share, a total of 184,000 shares. Warrants to purchase 18,400 shares of common stock at $1.33 per share, exercisable for 5 years were granted to the note holder. These notes including accrued interest of  $7,148 were converted into 161,884 shares of common stock of the Company in connection with the 2011 Private Placement on May 16, 2011 (see Note 7).

In the second quarter of 2010, the Company issued two 8% short-term convertible promissory notes for $150,000 to an investor. All loans were due December 31, 2010.  The first loan was dated April 19, 2010 for $100,000.  The second loan was dated May 4, 2010 for $50,000.  The notes were convertible into shares of common stock at a price of $0.83 per share, a total of 180,000 shares. Warrants to purchase 18,000 shares of common stock at $1.33 per share, exercisable for 5 years were granted to the note holder. These notes including accrued interest of $12,625 were converted into 215,527 shares of common stock of the Company in connection with the 2011 Private Placement on May 16, 2011 (see Note 7).

In accordance with ASC Topic 470, the Company allocated the proceeds of all of the above 2010 notes to detachable warrants and convertible instruments based upon their relative fair values of the debt instrument without the warrants and the warrants themselves at the time of issuance. The fair value of the warrants was determined following the guidance of ASC Topic 718; using the Black-Scholes option model (using a risk free interest rate of 2.43% percent, volatility of 75.5% to 131.78%, exercise price of $2.00, current market value of $0.75 per share and an expected life of 5 years) with the value allocated to the warrants reflected in Stockholders’ Equity and a debt discount. Based upon the respective fair values as of the original agreement dates $11,817 of the $390,000 in total debt was allocated to discounts associated with the common stock purchase warrants. The unamortized discount and related to these notes was $0 and $1,172 as of December 31, 2011 and 2010, respectively.

All short-term convertible promissory notes’ maturity dates were subsequently extended month to month from December 31, 2010 to May 16, 2011, and certain notes were converted into common stock. In connection with the extension of the due dates of the convertible promissory notes, the Company issued 45,000 share of common stock with a fair value of $37,500 ($1.25 per share).

Immediately prior to the Merger, the Company had an automatic exchange at 110% of the outstanding principal amount plus all accrued and unpaid interest (the “Outstanding Balance”) of all of the Promissory Notes described above that were issued by FPI with a total Outstanding Balance of $614,118 for 813,984 shares of the Company’s common stock. The difference between the fair market value of the shares issued for the conversion of debt ($61,419) was recognized as additional financing costs.

Additionally, in the first quarter of 2010, the Company issued a 6% convertible promissory note for $100,000 to an investor due December 31, 2010. The loan was convertible into shares of common stock at a rate of $0.50 per share, or 200,000 shares. The terms of the note are substantially the same as the note previously described. Interest accrued at September 30, 2011 and December 31, 2010 was $7,644 and $5,458, respectively. The Company used the net proceeds for product development, working capital and general corporate purposes. On May 16, 2011, this note, including accrued interest of $7,644, was converted into 163,043 shares of the Company’s common stock.

In November 2009, the Company issued a 6% convertible promissory note for $50,000 to an investor. The note was convertible into shares of common stock at a price of $0.50 per share, a total of 100,000 shares. The Company used the net proceeds for product development, working capital and general corporate purposes. On May 16, 2011, this note, including accrued interest of $4,348, was converted into 322,931 shares of the Company’s common stock.